20. Employees benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	R$ 2,319,841	R$ 2,465,721	R$ 2,252,204
Fair value of the plan assets	1,931,380	1,712,551	1,586,930
Net liabilities recognized for defined benefit obligations	388,461	753,170
Liability as per statement of financial position – pension obligations	2,932,338	3,265,250
Funded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	2,319,841	2,465,721
Fair value of the plan assets	(1,931,380)	(1,712,551)
Net liabilities recognized for defined benefit obligations	388,461	753,170
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	2,543,877	2,512,080	R$ 2,166,942
Net liabilities recognized for defined benefit obligations	R$ 2,543,877	R$ 2,512,080